Individual Deferred Variable Annuity Contract With a Fixed Account
                                    issued by
                            LPLA SEPARATE ACCOUNT ONE
                                       and
                 LONDON PACIFIC LIFE & ANNUITY INSURANCE COMPANY

                          Supplement dated May 1, 2002


         Effective May 1, 2002, you may not make additional Contributions to the Contract.